Supplement to the
Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
October 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity Advisor® Limited Term Bond Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. DeBiase as of November 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	5	33
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$5,089	$24,857	$12,995
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Limited Term Bond Fund ($2,316 (in millions) assets managed). As of November 30, 2018, the dollar range of shares of Fidelity Advisor® Limited Term Bond Fund beneficially owned by Mr. DeBiase was none.

RCOM8B-19-01 1.872064.122	January 24, 2019

Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I and Class Z
October 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity Advisor® Limited Term Bond Fund found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. DeBiase as of November 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	5	33
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$5,089	$24,857	$12,995
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Limited Term Bond Fund ($2,316 (in millions) assets managed). As of November 30, 2018, the dollar range of shares of Fidelity Advisor® Limited Term Bond Fund beneficially owned by Mr. DeBiase was none.

ACOM8B-19-01 1.842757.127	January 24, 2019